Loans Allowance for Loan Losses and Credit Quality (Tables)	12 Months Ended
Dec. 31, 2021
Loans Allowance for Loan Losses and Credit Quality
Schedule of composition of net loans
	December 31,	December 31,
	2021	2020

Commercial & industrial	$120,933,470	$161,067,501
Commercial real estate	300,958,931	280,544,550
Municipal	47,955,231	54,807,367
Residential real estate - 1st lien	181,316,345	170,507,263
Residential real estate - Jr lien	34,359,864	38,147,659
Consumer	4,464,692	4,280,990
Total loans	689,988,533	709,355,330

ALL	(7,710,256)	(7,208,485)
Deferred net loan fees	(37,972)	(1,195,741)
Net loans	$682,240,305	$700,951,104

Schedule of age analysis of loans by portfolio segment
						Non-	90 Days or
		90 Days	Total			Accrual	More and
December 31, 2021	30-89 Days	or More	Past Due	Current	Total Loans	Loans	Accruing

Commercial & industrial	$833,875	$0	$833,875	$120,099,595	$120,933,470	$98,661	$0
Commercial real estate	49,450	2,400,514	2,449,964	298,508,967	300,958,931	4,517,839	0
Municipal	0	0	0	47,955,231	47,955,231	0	0
Residential real estate
- 1st lien	1,190,300	608,775	1,799,075	179,517,270	181,316,345	1,180,563	506,827
- Jr lien	51,837	86,476	138,313	34,221,551	34,359,864	143,566	86,476
Consumer	9,741	0	9,741	4,454,951	4,464,692	0	0
Totals	$2,135,203	$3,095,765	$5,230,968	$684,757,565	$689,988,533	$5,940,629	$593,303
						Non-	90 Days or
		90 Days	Total			Accrual	More and
December 31, 2020	30-89 Days	or More	Past Due	Current	Total Loans	Loans	Accruing

Commercial & industrial	$119,413	$0	$119,413	$160,948,088	$161,067,501	$434,196	$0
Commercial real estate	127,343	567,957	695,300	279,849,250	280,544,550	1,875,942	0
Municipal	0	0	0	54,807,367	54,807,367	0	0
Residential real estate
1st lien	1,872,439	828,344	2,700,783	167,806,480	170,507,263	2,173,315	390,288
Jr lien	18,322	180,711	199,033	37,948,626	38,147,659	191,311	98,889
Consumer	14,388	0	14,388	4,266,602	4,280,990	0	0
Totals	$2,151,905	$1,577,012	$3,728,917	$705,626,413	$709,355,330	$4,674,764	$489,177

Residential mortgage loans in process of foreclosure
	Number of loans	Balance
December 31, 2021	5	$195,082
December 31, 2020	6	312,807

Changes in the allowance for loan losses

As of or for the year ended December 31, 2021

				Residential	Residential
	Commercial	Commercial		Real Estate	Real Estate
	& Industrial	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Unallocated	Total

ALL beginning balance	$842,547	$3,854,153	$82,211	$1,735,304	$234,896	$60,461	$398,913	$7,208,485
Charge-offs	(18,847)	(22,000)	0	(98,704)	0	(87,651)	0	(227,202)
Recoveries	4,761	27,160	0	7,636	10,821	54,430	0	104,808
Provision (credit)	110,586	292,447	(5,483)	121,656	(63,703)	28,458	140,204	624,165
ALL ending balance	$939,047	$4,151,760	$76,728	$1,765,892	$182,014	$55,698	$539,117	$7,710,256

ALL evaluated for impairment
Individually	$0	$0	$0	$79,978	$0	$0	$0	$79,978
Collectively	939,047	4,151,760	76,728	1,685,914	182,014	55,698	539,117	7,630,278
Total	$939,047	$4,151,760	$76,728	$1,765,892	$182,014	$55,698	$539,117	$7,710,256

Loans evaluated for impairment
Individually	$93,362	$4,553,734	$0	$3,720,503	$88,563	$0		$8,456,162
Collectively	120,840,108	296,405,197	47,955,231	177,595,842	34,271,301	4,464,692		681,532,371
Total	$120,933,470	$300,958,931	$47,955,231	$181,316,345	$34,359,864	$4,464,692		$689,988,533

As of or for the year ended December 31, 2020

				Residential	Residential
	Commercial	Commercial		Real Estate	Real Estate
	& Industrial	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Unallocated	Total

ALL beginning balance	$836,766	$3,181,646	$0	$1,388,564	$289,684	$51,793	$178,038	$5,926,491
Charge-offs	(39,148)	(34,200)	0	(203,623)	(28,673)	(74,327)	0	(379,971)
Recoveries	1,087	20,000	0	12,856	5,809	33,213	0	72,965
Provision (credit)	43,842	686,707	82,211	537,507	(31,924)	49,782	220,875	1,589,000
ALL ending balance	$842,547	$3,854,153	$82,211	$1,735,304	$234,896	$60,461	$398,913	$7,208,485

ALL evaluated for impairment
Individually	$0	$0	$0	$108,474	$307	$0	$0	$108,781
Collectively	842,547	3,854,153	82,211	1,626,830	234,589	60,461	398,913	7,099,704
Total	$842,547	$3,854,153	$82,211	$1,735,304	$234,896	$60,461	$398,913	$7,208,485

Loans evaluated for impairment
Individually	$414,266	$1,943,723	$0	$4,657,050	$135,053	$0		$7,150,092
Collectively	160,653,235	278,600,827	54,807,367	165,850,213	38,012,606	4,280,990		702,205,238
Total	$161,067,501	$280,544,550	$54,807,367	$170,507,263	$38,147,659	$4,280,990		$709,355,330

Impaired loans by segment
	As of December 31, 2021
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment(1)	Balance	Allowance	Investment(1)(2)	Recognized(2)

Related allowance recorded
Residential real estate
1st lien	$702,586	$716,118	$79,978	$858,124	$60,769
Jr lien	0	0	0	3,452	243
Total with related allowance	702,586	716,118	79,978	861,576	61,012

No related allowance recorded
Commercial & industrial	93,362	115,414		290,181	204
Commercial real estate	4,554,074	5,108,557		2,747,193	120,996
Residential real estate
1st lien	3,050,647	4,076,352		3,331,971	205,514
Jr lien	88,570	132,802		124,803	186
Total with no related allowance	7,786,653	9,433,125		6,494,148	326,900

Total impaired loans	$8,489,239	$10,149,243	$79,978	$7,355,724	$387,912
	As of December 31, 2020
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment(1)	Balance	Allowance	Investment(1)(2)	Recognized(2)

Related allowance recorded
Residential real estate
1st lien	$900,581	$950,063	$108,474	$889,262	$72,713
Jr lien	4,777	4,775	307	5,416	541
Total with related allowance	905,358	954,838	108,781	894,678	73,254

No related allowance recorded
Commercial & industrial	414,266	471,405		397,136	6,396
Commercial real estate	1,944,013	2,394,284		1,746,430	14,139
Residential real estate
1st lien	3,788,965	4,607,848		3,878,829	230,838
Jr lien	130,279	169,720		163,750	4,524
Total with no related allowance	6,277,523	7,643,257		6,186,145	255,897

Total impaired loans	$7,182,881	$8,598,095	$108,781	$7,080,823	$329,151

Risk ratings portfolio

As of December 31, 2021

				Residential	Residential
	Commercial	Commercial		Real Estate	Real Estate
	& Industrial	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Total

Group A	$117,607,773	$285,732,365	$47,955,231	$177,456,149	$34,166,076	$4,464,692	$667,382,286
Group B	693,084	6,550,335	0	0	0	0	7,243,419
Group C	2,632,613	8,676,230	0	3,860,197	193,788	0	15,362,828
Total	$120,933,470	$300,958,930	$47,955,231	$181,316,346	$34,359,864	$4,464,692	$689,988,533

As of December 31, 2020

				Residential	Residential
	Commercial	Commercial		Real Estate	Real Estate
	& Industrial	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Total

Group A	$156,748,590	$261,932,833	$54,807,367	$167,478,918	$37,850,056	$4,280,990	$683,098,754
Group B	998,641	12,784,078	0	0	0	0	13,782,719
Group C	3,320,270	5,827,639	0	3,028,345	297,603	0	12,473,857
Total	$161,067,501	$280,544,550	$54,807,367	$170,507,263	$38,147,659	$4,280,990	$709,355,330

Loans modified as TDRs

Year ended December 31, 2021

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial & industrial	1	$41,751	$41,751
Commercial real estate	2	3,153,402	3,153,402
Residential real estate
1st lien	1	67,007	67,007
	4	$3,262,160	$3,262,160

Year ended December 31, 2020

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Residential real estate
1st lien	6	$591,826	$687,751

TDRs payment default

Year ended December 31, 2021

	Number of	Recorded
	Contracts	Investment

Commercial & industrial	1	$38,001
Commercial real estate	2	$3,081,810
	3	$3,119,811

Year ended December 31, 2020

	Number of	Recorded
	Contracts	Investment

Residential real estate - 1st lien	1	$165,168

Specific allowances
	2021	2020

Specific allowance	$79,978	$108,781